CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023		Jun. 30, 2023		Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 25,384		$ 17,789		$ 81,626
Deposit, upfront payments and other receivables	184,368		104,560		102,263
Promissory note - Prime Number Acquisition I Corp.			333,594
Total current assets	209,752		455,943		183,889
Non-current assets
Property and equipment, net	12,295		14,991		10,609
Right of use assets - operating lease, net	135,304		220,261		44,925
Total assets	357,351		691,195		239,421
Current liabilities
Accruals and other payables	3,686,274		587,346		13,227
Operating lease liability - current	125,692		173,045		36,385
Total current liabilities	3,811,966		760,391		49,612
Non-current liabilities
Amount due to immediate holding company	5,081,684		3,572,358		974,632
Operating lease liability - non-current			36,700
Deferred underwriting fee payable	2,257,500
Total liabilities	11,151,150		4,369,449		1,024,244
Shareholders' equity
Common stock	13,542	[1]	12,679	[1]	12,143
Additional paid-in capital	38,420,402		15,903,549		1,545,661
Prepaid forward contract equity	(21,299,979)
Accumulated deficit	(27,400,915)		(19,143,513)		(2,351,743)
Accumulated other comprehensive income	(526,919)		(451,038)		9,116
Total Stockholders Equity (Deficit)	(10,793,869)		(3,678,323)		(784,823)
Non-controlling interest	69		69
Total shareholders' equity	(10,793,800)		(3,678,254)		(784,823)
Total Liabilities, Redeemable Common Stock and Stockholders Equity (Deficit)	$ 357,351		$ 691,195		239,421
Scenario Previously Reported
Non-current assets
Property and equipment, net					$ 10,607

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.